Postretirement Benefit Plans - Summary of Actual Pension Plan Asset Allocation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	29.00%	35.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	55.00%	54.00%
Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	6.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	10.00%	11.00%